Income Taxes - Net deferred tax assets (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating loss carryforward		$ 18,872,026		$ 1,044,440
Valuation allowance		(25,861,296)		$ (2,348,227)
Net deferred tax assets	$ 0	0	$ 4,000,319
Southport Acquisition Corp
Deferred tax assets:
Capitalized start-up costs		1,276,291	877,440
Net operating loss carryforward		56,503	39,845
Total deferred tax assets		1,332,794	917,285
Valuation allowance		(1,332,345)	(861,760)
Net deferred tax assets		449	55,525
Deferred tax liabilities:
Accrued dividends on marketable securities held in Trust Account		(449)	(55,525)
Total deferred tax liabilities		$ (449)	$ (55,525)